Annual Total Returns - FidelityAdvisorInternationalCapitalAppreciationFund-RetailPRO - FidelityAdvisorInternationalCapitalAppreciationFund-RetailPRO - Fidelity Advisor International Capital Appreciation Fund - Fidelity International Capital Appreciation Fund
Apr. 07, 2025
Bar Chart Table:
Annual Return 2015	3.05%
Annual Return 2016	(3.24%)
Annual Return 2017	35.87%
Annual Return 2018	(12.78%)
Annual Return 2019	32.74%
Annual Return 2020	22.23%
Annual Return 2021	12.30%
Annual Return 2022	(26.55%)
Annual Return 2023	27.63%
Annual Return 2024	8.02%